Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Supplemental disclosure of cash flow information	Supplemental disclosure of cash flow information:

Non-cash financing and investing activities:	2022	2021
Compensatory shares	$1,029	$704